July 21, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:     T. Rowe Price Balanced Fund, Inc.
               File Nos. 033-38791/811-6275

          T. Rowe Price Blue Chip Growth Fund, Inc.
               File Nos. 033-49581/811-7059

          T. Rowe Price Capital Appreciation Fund
              File Nos. 033-05646/811-4519

          T. Rowe Price Capital Opportunity Fund, Inc.
               File Nos. 033-56015/811-07225

           T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
                File Nos. 333-109958/811-21454

          T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
               File Nos. 333-26323/811-08203

          T. Rowe Price Dividend Growth Fund, Inc.
               File Nos. 033-49187/811-7055

          T. Rowe Price Equity Income Fund
               File Nos. 033-00070/811-4400

          T. Rowe Price Financial Services Fund, Inc.
              File Nos. 333-09551/811-07749

          T. Rowe Price Global Real Estate Fund, Inc.
               File Nos. 333-153130/811-22218

            T. Rowe Price Global Technology Fund, Inc.
                 File Nos. 333-40086/811-09995

            T. Rowe Price Growth & Income Fund, Inc.
                File Nos. 002-79190/811-3566

            T. Rowe Price Growth Stock Fund, Inc.
                 File Nos. 002-10780/811-579

            T. Rowe Price Health Sciences Fund, Inc.
                File Nos. 033-63759/811-07381

               T. Rowe Price Index Trust, Inc.
                 T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                 T. Rowe Price Total Equity Market Index Fund
                 File Nos. 033-32859/811-5986

              T. Rowe Price Inflation Focused Bond Fund, Inc.
                  File Nos.: 333-136805/811-21919

              T. Rowe Price International Funds, Inc.

                  consisting of the following series:

                  T. Rowe Price Africa & Middle East Fund

                  T. Rowe Price Emerging Europe & Mediterranean Fund

                  T. Rowe Price Emerging Markets Bond Fund

                  T. Rowe Price Emerging Markets Local Currency Bond Fund

                  T. Rowe Price Emerging Markets Stock Fund

                  T. Rowe Price European Stock Fund

                  T. Rowe Price Global Infrastructure Fund

                  T. Rowe Price Global Large-Cap Stock Fund

                  T. Rowe Price Global Stock Fund

                  T. Rowe Price International Bond Fund

                  T. Rowe Price International Discovery Fund

                  T. Rowe Price International Growth & Income Fund

                  T. Rowe Price International Stock Fund

                  T. Rowe Price Japan Fund

                  T. Rowe Price Latin America Fund

                  T. Rowe Price New Asia Fund

                  T. Rowe Price Overseas Stock Fund

                  File Nos.: 002-65539/811-2958

            T. Rowe Price International Index Fund, Inc.

                  consisting of the following series:

                  T. Rowe Price International Equity Index Fund

                  File Nos.: 333-44964/811-10063

            T. Rowe Price Media & Telecommunications Fund, Inc.
                 File Nos. 333-27963/811-07075

            T. Rowe Price Mid-Cap Growth Fund, Inc.
                 File Nos. 033-47806/811-6665

            T. Rowe Price Mid-Cap Value Fund, Inc.
               File Nos. 333-02993/811-07605

            T. Rowe Price New America Growth Fund
                File Nos. 002-99122/811-4358

            T. Rowe Price New Era Fund, Inc.
                File Nos. 002-29866/811-1710

            T. Rowe Price New Horizons Fund, Inc.
                File Nos. 002-18099/811-958

        T. Rowe Price Real Estate Fund, Inc.
             File Nos. 333-36137/811-08371

        T. Rowe Price Science & Technology Fund, Inc.
            File Nos. 033-16567/811-5299

       T. Rowe Price Small-Cap Stock Fund, Inc.
           File Nos. 002-12171/811-696

      T. Rowe Price Small-Cap Value Fund, Inc.
          File Nos. 002-43237/811-2215

      T. Rowe Price Spectrum Fund, Inc.
            Spectrum Growth Fund
            Spectrum Income Fund
            Spectrum International Fund
            File Nos. 033-10992/811-4998

        T. Rowe Price Summit Funds, Inc.

             consisting of the following series:

              T. Rowe Price Summit Cash Reserves Fund

              T. Rowe Price Summit GNMA Fund

              File Nos.: 033-50319/811-7093

T. Rowe Price Summit Municipal Funds, Inc.

     consisting of the following series:

     T. Rowe Price Summit Municipal Money Market Fund

     T. Rowe Price Summit Municipal Intermediate Fund

     T. Rowe Price Summit Municipal Income Fund

     File Nos.: 033-50321/811-7095

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

    File Nos.: 333-45018/811-10093

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

     File Nos. 333-158764/811-22293

T. Rowe Price Value Fund, Inc.

    File Nos. 033-54963/811-07209

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned funds’ sticker dated July 1, 2011.

The purpose of the sticker is to notify investors that the maximum account fee has been increased.

The information contained in these eXtensible Business Reporting Language (“XBRL”) relates to the information filed on July 1, 2011.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman